Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 31, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Mariner Investment Group, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited
Endeavour Capital Advisors Inc.

HealthCor Management, L.P.
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Mariner Investment Group, LLC
Mesarete Capital LLP
Nephila Capital Ltd.
Sage Rock Capital Management LP
Seiga Asset Management Limited
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Mariner Investment Group, LLC (“Mariner”), located at 500 Mamaroneck Avenue, Suite 405, Harrison, NY 10528, is an investment adviser registered with the SEC. Mariner may manage a portion of the Fund’s assets using Relative Value Strategies. Founded in 1992, Mariner has approximately $6.1 billion in assets under management as of February 28, 2022.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 31, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Statement of Additional Information, dated July 30, 2021,
as revised September 9, 2021, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Mariner Investment Group, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub‑Advisers” in the Statement of Additional Information:

•
Mariner Investment Group, LLC (“Mariner”). Mariner is currently wholly-owned by MIG Holdings, LLC, which is 100% owned by certain Mariner employees, their family members, and trusts set up by such persons.

Officers
Effective immediately, the “Officers” table in the “Management—Board of Trustees Composition and Fund Leadership Structure” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 – Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)

Sarah Kassman (1991)	Secretary	February 2022 – Present	Associate, Blackstone (2022 – Present); Analyst, Blackstone (2018 – 2021)

Kevin Michel (1986)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (July 2021 – Present); Chief Legal Officer (July 2021 – Present)	Senior Vice President, Blackstone (2021 – Present); Vice President, Blackstone (2018 – 2020); Associate, Blackstone (2015 – 2017)

Thomas Procida (1980)	Treasurer and Principal Financial and Accounting Officer	Treasurer (August 2021 – Present); Principal Financial and Accounting Officer (February 2022 – Present)	Managing Director, Blackstone (2019 – Present); Senior Vice President, Blackstone (2015 – 2019)

Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Managing Director, Blackstone (2022 – Present); Senior Vice President, Blackstone (2016 – 2021)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stacey Weckstein (1988)	Interim Secretary	February 2022 – Present	Analyst, Blackstone (2022 – Present); Coordinator, Blackstone (January 2022 – March 2022); Administrative Assistant, Blackstone (2017 – 2021)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 31, 2022 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2021,

as revised September 9, 2021, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Mariner Investment Group, LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•

Mariner Investment Group, LLC (“Mariner”). Mariner is currently wholly-owned by MIG Holdings, LLC, which is 100% owned by certain Mariner employees, their family members, and trusts set up by such persons.

Officers

Effective immediately, the “Officers” table in the “Management—Board of Trustees Composition and Fund Leadership Structure” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 – Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)

Sarah Kassman (1991)	Secretary	February 2022 – Present	Associate, Blackstone (2022 – Present); Analyst, Blackstone (2018 – 2021)

Kevin Michel (1986)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (July 2021 – Present); Chief Legal Officer (July 2021 – Present)	Senior Vice President, Blackstone (2021 – Present); Vice President, Blackstone (2018 – 2020); Associate, Blackstone (2015 – 2017)

Thomas Procida (1980)	Treasurer and Principal Financial and Accounting Officer	Treasurer (August 2021 – Present); Principal Financial and Accounting Officer (February 2022 – Present)	Managing Director, Blackstone (2019 – Present); Senior Vice President, Blackstone (2015 – 2019)

Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Managing Director, Blackstone (2022 – Present); Senior Vice President, Blackstone (2016 – 2021)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stacey Weckstein (1988)	Interim Secretary	February 2022 – Present	Coordinator, Blackstone (January 2022 – Present); Administrative Assistant, Blackstone (2017 – 2021)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.